Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Tax Provision

A summary of the Company’s current and deferred tax provision is as follows:

	Year Ended December 31,
	2023	2022
Current income tax expense:
Federal	$-	$-
State	10	13
Total current income tax expense	10	13
Deferred income tax expense (benefit):
Federal	1	1
State	(1)	(1)
Total deferred tax expense	—	—
Total expense from income taxes	$10	$13

Schedule of Reconciliation of the U.S federal statutory income tax

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefits	1.4%	(38.9)%
Interest accretion expense	11.0%	(186.9)%
Change in valuation allowance	(20.0)%	269.1%
Mark to market warrant	0.5%	(58.5)%
Deferred true-up	(2.4)%	0.2%
Stock-based compensation	(0.0)%	(8.2)%
Impairment	(12.0)%	5.3%
Other permanent items	0.5%	(3.1)%
Effective income tax rate	(0.0)%	(0.0)%

Schedule of Deferred tax assets and liabilities

Net deferred tax liabilities as of December 31, 2023 and 2022 consisted of the following:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$109,544	$102,723
Research and development tax credit carryforwards	5,674	5,674
Stock-based compensation expense	16,539	14,321
Startup costs	498	588
Intangible assets	3,442	3,905
Deferred revenue	1,441	1,135
Unicap	5	6
Imputed interest on contingent payments	110	5,654
Legal fee capitalization and amortization	1,171	1,342
Capitalized research and development	26,613	19,318
Other	4,751	3,121
Total deferred tax assets	169,788	157,787
Deferred tax liabilities:
In-process research and development	—	(27,271)
Total deferred tax liabilities	—	(27,271)
Valuation allowance	(169,797)	(130,525)
Net deferred tax liabilities	$(9)	$(9)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
Balance at December 31, 2021	$1,270
Decrease related to current year tax provisions	(242)
Balance at December 31, 2022	$1,028
Decrease related to current year tax provisions	—
Balance at December 31, 2023	$1,028